Exhibit 99.6

Client Name:	Redwood Trust
Client Project Name:	SEMT 2015-4
Start - End Dates:	12/2013 - 9/2015
Deal Loan Count:	89

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Legal Documents	CRDLGL100	Legal document incorrect or incomplete	2
Credit	Terms/Guidelines	CRDTER2850	ARM terms do not meet guidelines	1
Credit	Credit/Mtg History	CRDCRMH150	Tradelines do not meet guidelines	3
Credit	Credit/Mtg History	CRDCRMH2662	Number of mortgaged properties exceeds guideline limit	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	1
Credit	DTI	CRDDTI187	Debt Ratio > 43%	1
Credit	LTV/CLTV	CRDLTV107	LTV Exception 5% or Less	1
Credit	LTV/CLTV	CRDLTV3026	LTV Exceeds Guideline Requirement by at least 5%, but less than 10%	1
Credit	Title	CRDTIL100	Potential title issue	1
Credit	Income/Employment	CRDINC150	Income docs do not meet guidelines	3
Credit	Income/Employment	CRDINC2340	Employment verification does not meet guidelines	1
Credit	Income/Employment	CRDINC2408	Income verification does not meet guidelines	2
Credit	Income/Employment	CRDINC3204	Income Documentation Missing	1
Credit	Income/Employment	CRDINC3260	Balance Sheet missing for one or more Self Employed borrowers	1
Credit	Income/Employment	CRDINC888	Income Amount is Unsupported by Documentation in File	1
Credit	Application	CRDAPP130	Application is incomplete	1
Credit	Application	CRDAPP131	Occupancy status not supported by file documentation	1
Credit	Application	CRDAPP1813	Undisclosed non-arm's length transaction	1
Credit	Assets	CRDAST115	Cash reserves do not meet guidelines	1
Credit	Assets	CRDAST3078	Insufficient # of months cash reserves for PITI per guideline requirements	3
Property Valuations	Property	PRVAPROP241	Property Type unacceptable under guidelines	2
Property Valuations	Property	PRVAPROP2556	Acreage exceeds property eligibility guidelines	1
Property Valuations	Appraisal	PRVAAPPR171	Subject Photos Unacceptable	1
Compliance	Right of Rescission	CMPROR1909	Incorrect ROR Form Used - H8 Form Used in Refinance With Original Creditor	2
Compliance	Borrower's Interest	CMPBI1623	MA Borrower Interest; Worksheet missing	2
Compliance	RESPA	CMPRESPA2698	RESPA - List of homeowners counseling organizations not in file	1
Compliance	RESPA	CMPRESPA863	RESPA: Required Affiliate Business Disclosure missing	1
Total				38

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